INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSES

17. INCOME TAX EXPENSES

Caymans and BVIs

The Company and its subsidiary, JE Cleantech International Ltd., are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and JE Cleantech International Ltd. do not accrue for income taxes.

Singapore

The Company’s subsidiaries, JCS-Echigo Pte. Ltd. and Hygieia Warewashing Pte. Ltd, are considered Singapore tax resident enterprises under Singapore tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determined under Singapore tax laws and accounting standards at a statutory tax rate for the year ended December 31, 2025 of 17% (2023 and 2024: 17%).

The income tax provision consists of the following components:

	For the years ended December 31,
	2023	2024	2025	2025
	SGD’000	SGD’000	SGD’000	US$’000
Current income tax expense :
Singapore	119	150	190	148
Foreign jurisdictions	-	-	-	-
Total current income tax expense	119	150	190	148

Deferred income tax expense/(benefit):
Singapore	(8)	100	(33)	(26)
Foreign jurisdictions	-	-	-	-
Total deferred income tax expense/(benefit)	(8)	100	(33)	(26)

Total income tax expense	111	250	157	122

Effective tax rate	17.6%	88.7%	4.6%	4.6%

The income tax expense varied from the amount of income tax expense determined by applying the Singapore income tax rate for the year ended December 31, 2025 of 17% (2023 and 2024: 17%) to profit before income tax as a result of the following differences:

	For the years ended December 31,
	2023		2024		2025		2025
	SGD’000%		SGD’000%		SGD’000%		US$’000%
Income before tax expenses:	630		282		3,393		2,639

Tax at Singapore statutory income tax rate of 17%	107	17.0	48	17.0	577	17.0	449	17.0
Reconciling item:
Tax effect of non-taxable incomes	(47)	(7.5)	(293)	(103.9)	(909)	(26.8)	(707)	(26.8)
Tax effect of non-deductible expenses	39	6.2	605	214.5	565	16.7	439	16.7
Tax incentives	-	-	(110)	(38.9)	(133)	(3.9)	(104)	(3.9)
Under provision in prior years	12	1.9	-	-	57	1.6	45	1.6
Income tax expense and effective tax rate	111	17.6	250	88.7	157	4.6	122	4.6

Income taxes paid, net of refunds received, consisted of the following:

	For the years ended December 31,
	2023	2024	2025	2025
	SGD’000	SGD’000	SGD’000	US$’000
Singapore	289	210	72	56
Foreign jurisdictions	-	-	-	-
Total	289	210	72	56